Fee and Commission Income	12 Months Ended
Dec. 31, 2019
Fee and commission income [abstract]
Fee and Commission Income
29.	Fee and commission income
Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Group, in accordance with IFRS 15. It includes a total for fees within the scope of IFRS 15. Refer to Note 41 for more detailed information about operating segments.

	2019	2018	2017
Linked to deposits	11,477,646	11,253,785	7,794,302
Linked to credit cards	3,791,572	5,613,274	6,177,446
Insurance agent fee	1,134,979	1,335,199	1,654,212
From foreign currency transactions	1,082,784	896,889	726,044
Linked to securities	122,348	240,046	216,771
From guarantees granted	2,003	4,767	2,523

TOTAL	17,611,332	19,343,960	16,571,298